AB Cap Fund, Inc.

AB Concentrated International Growth Portfolio

Portfolio of Investments

September 30, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 92.7%
Information Technology – 18.8%
Electronic Equipment, Instruments & Components – 7.8%
Keyence Corp.	16,600	$7,760,153
Murata Manufacturing Co., Ltd.	132,100	8,590,087

		16,350,240

IT Services – 3.2%
Capgemini SE	51,371	6,590,660

Semiconductors & Semiconductor Equipment – 3.2%
ASML Holding NV	17,783	6,568,558

Software – 4.6%
SAP SE	23,210	3,614,217
TeamViewer AG(a) (b)	81,287	4,009,061
Temenos AG	14,514	1,950,746

		9,574,024

		39,083,482

Industrials – 16.5%

Electrical Equipment – 4.6%
Nidec Corp.	103,100	9,668,499

Machinery – 7.0%
Alstom SA(b)	121,382	6,063,391
KION Group AG	98,483	8,409,380

		14,472,771

Professional Services – 2.7%
Recruit Holdings Co., Ltd.	143,800	5,711,067

Trading Companies & Distributors – 2.2%
Ashtead Group PLC	127,878	4,605,063

		34,457,400

Consumer Staples – 15.5%

Beverages – 3.6%
Budweiser Brewing Co. APAC Ltd.(a)	1,078,700	3,155,024
Treasury Wine Estates Ltd.	676,812	4,348,690

		7,503,714

Food Products – 7.9%
Calbee, Inc.	116,100	3,824,096
Kerry Group PLC - Class A	38,031	4,871,221
Nestle SA	65,500	7,795,284

		16,490,601

Household Products – 2.1%
Reckitt Benckiser Group PLC	45,991	4,484,363

Personal Products – 1.9%
Kose Corp.(c)	31,700	3,881,270

		32,359,948

Company	Shares	U.S. $ Value

Consumer Discretionary – 12.7%
Hotels, Restaurants & Leisure – 3.8%
Compass Group PLC	265,924	$3,994,648
Yum China Holdings, Inc.	76,154	4,032,354

		8,027,002

Internet & Direct Marketing Retail – 3.6%
Alibaba Group Holding Ltd. (Sponsored ADR)(b)	25,389	7,463,858

Multiline Retail – 3.4%
B&M European Value Retail SA	1,098,543	7,003,423

Textiles, Apparel & Luxury Goods – 1.9%
LVMH Moet Hennessy Louis Vuitton SE	8,454	3,955,630

		26,449,913

Health Care – 11.1%
Biotechnology – 4.3%
Genmab A/S(b)	24,607	8,930,016

Health Care Providers & Services – 0.0%
NMC Health PLC(b) (d) (e)	110,100	0

Life Sciences Tools & Services – 6.8%
Eurofins Scientific SE(b)	7,867	6,231,973
Lonza Group AG	12,927	7,977,706

		14,209,679

		23,139,695

Financials – 7.7%
Capital Markets – 5.7%
Partners Group Holding AG	7,274	6,690,655
St. James’s Place PLC	434,295	5,224,738

		11,915,393

Insurance – 2.0%
AIA Group Ltd.	417,600	4,150,983

		16,066,376

Communication Services – 6.7%
Diversified Telecommunication Services – 3.8%
Cellnex Telecom SA(a)	131,852	8,003,760

Interactive Media & Services – 2.9%
Tencent Holdings Ltd.	88,900	6,004,606

		14,008,366

Materials – 3.7%
Chemicals – 3.7%
Sika AG	31,555	7,748,383

Total Common Stocks (cost $159,673,607)		193,313,563

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 5.6%
Investment Companies – 5.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.05%(f) (g) (h) (cost $11,787,379)	11,787,379	$11,787,379

Total Investments – 98.3% (cost $171,460,986)(i)		205,100,942
Other assets less liabilities – 1.7%		3,513,987

Net Assets – 100.0%		$208,614,929

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CHF	9,791	USD	10,823	12/11/2020	$170,626
Bank of America, NA	JPY	92,280	USD	870	12/11/2020	(5,764)
Bank of America, NA	USD	7,151	AUD	9,784	12/11/2020	(141,941)
Bank of America, NA	USD	625	CHF	575	12/11/2020	860
Bank of America, NA	USD	589	CHF	538	12/11/2020	(3,801)
Bank of America, NA	USD	972	JPY	103,188	12/11/2020	6,848
Bank of America, NA	USD	880	JPY	92,634	12/11/2020	(641)
Barclays Bank PLC	USD	695	AUD	959	12/11/2020	(7,509)
Barclays Bank PLC	USD	1,072	EUR	904	12/11/2020	(10,158)
Barclays Bank PLC	USD	1,140	JPY	119,346	12/11/2020	(7,305)
Citibank, NA	CNY	72,496	USD	10,526	12/11/2020	(119,067)
Citibank, NA	EUR	662	USD	775	12/11/2020	(2,297)
Citibank, NA	USD	814	CNY	5,571	12/11/2020	4,393
Citibank, NA	USD	631	JPY	67,154	12/11/2020	5,979
Citibank, NA	USD	706	JPY	74,371	12/11/2020	(69)
Goldman Sachs Bank USA	CHF	1,431	USD	1,585	12/11/2020	28,077
Goldman Sachs Bank USA	USD	560	AUD	778	12/11/2020	(3,090)
Goldman Sachs Bank USA	USD	1,376	CHF	1,266	12/11/2020	1,479
Goldman Sachs Bank USA	USD	615	CHF	563	12/11/2020	(2,252)
Goldman Sachs Bank USA	USD	1,570	EUR	1,311	12/11/2020	(31,002)
Goldman Sachs Bank USA	USD	10,769	JPY	1,140,954	12/11/2020	58,884
Natwest Markets PLC	CNY	8,193	USD	1,173	12/11/2020	(30,034)
Natwest Markets PLC	JPY	77,831	USD	747	12/11/2020	8,013
Natwest Markets PLC	USD	523	AUD	727	12/11/2020	(1,896)
Natwest Markets PLC	USD	9,898	EUR	8,325	12/11/2020	(121,906)
State Street Bank & Trust Co.	HKD	6,549	USD	845	12/11/2020	(213)
State Street Bank & Trust Co.	JPY	38,385	USD	367	12/11/2020	2,973
State Street Bank & Trust Co.	USD	2,148	EUR	1,820	12/11/2020	(11,087)
State Street Bank & Trust Co.	USD	206	HKD	1,596	12/11/2020	111
State Street Bank & Trust Co.	USD	997	JPY	105,279	12/11/2020	2,187
UBS AG	DKK	13,615	USD	2,137	12/11/2020	(9,736)
UBS AG	HKD	26,163	USD	3,374	12/11/2020	(1,211)
UBS AG	USD	2,560	JPY	269,772	12/11/2020	280

						$(220,269)

(a)  Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the aggregate market value of these securities amounted to $15,167,845 or 7.3% of net assets.

(b) Non-income producing security.
(c) Represents entire or partial securities out on loan.
(d) Fair valued by the Adviser.
(e) Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f) Affiliated investments.
(g) The rate shown represents the 7-day yield as of period end.
(h) To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(i)  As of September 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $40,687,993 and gross unrealized depreciation of investments was $(7,268,306), resulting in net unrealized appreciation of $33,419,687.

     Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:
AUD – Australian Dollar
CHF – Swiss Franc
CNY – Chinese Yuan Renminbi
DKK – Danish Krone
EUR – Euro
HKD – Hong Kong Dollar
JPY – Japanese Yen
USD – United States Dollar
Glossary:
ADR – American Depositary Receipt

COUNTRY BREAKDOWN1

September 30, 2020 (unaudited)

19.2%	Japan
15.7%	Switzerland
12.3%	United Kingdom
11.1%	France
10.1%	China
7.8%	Germany
4.4%	Denmark
3.9%	Spain
3.2%	Netherlands
2.4%	Ireland
2.1%	Australia
2.0%	United Arab Emirates
5.8%	Short-Term

100.0%	Total Investments

1	All data are as of September 30, 2020. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

AB Cap Fund, Inc.

AB Concentrated International Growth Portfolio

September 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•  Level 1 - quoted prices in active markets for identical investments

•  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2020:
Investments in Securities:	Level 1	Level 2		Level 3		Total
Assets:
Common Stocks:
Information Technology	$—	$39,083,482		$—		$39,083,482
Industrials	—	34,457,400		—		34,457,400
Consumer Staples	—	32,359,948		—		32,359,948
Consumer Discretionary	11,496,212	14,953,701		—		26,449,913
Health Care	—	23,139,695		0	(a)	23,139,695
Financials	—	16,066,376		—		16,066,376
Communication Services	—	14,008,366		—		14,008,366
Materials	—	7,748,383		—		7,748,383
Short-Term Investments	11,787,379	—		—		11,787,379

Total Investments in Securities	23,283,591	181,817,351	(b)	0		205,100,942

Other Financial Instruments(c):
Assets:
Forward Currency Exchange Contracts	—	290,710	—	290,710
Liabilities:
Forward Currency Exchange Contracts	—	(510,979)	—	(510,979)

Total	$23,283,591	$181,597,082	$0	$204,880,673

(a) The Portfolio held securities with zero market value at period end.

(b)  A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(c)  Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2020 is as follows:

Fund	Market Value 06/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$6,171	$30,049	$24,433	$11,787	$2
Government Money Market Portfolio*	5,623	7,691	13,314	0	0	**
Total	$11,794	$37,740	$37,747	$11,787	$2

* Investments of cash collateral for securities lending transactions.
** Amount less than $500.